Document and Entity Information	Mar. 26, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 26, 2025
Entity Registrant Name	Hyatt Hotels Corp
Entity Incorporation State Country Code	DE
Entity File Number	001-34521
Entity Tax Identification Number	20-1480589
Entity Address Address Line 1	150 North Riverside Plaza
Entity Address City Or Town	Chicago
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60606
City Area Code	312
Local Phone Number	750-1234
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.01 par value
Trading Symbol	H
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001468174